Share Based Payment - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers (Details)	6 Months Ended
Dec. 31, 2024 $ / shares shares
Group 1 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the Beginning | shares	325,826
Exercise price, At the Beginning | $ / shares	$ 1.52
Number of options, Granted during the period | shares
Exercise price, Granted during the period | $ / shares
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares
Exercise price, Exercised during the period | $ / shares
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options, At the Ending | shares	325,826
Exercise price, At the Ending | $ / shares	$ 1.52
Group 2 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the Beginning | shares	206,598
Exercise price, At the Beginning | $ / shares	$ 8
Number of options, Granted during the period | shares
Exercise price, Granted during the period | $ / shares
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares
Exercise price, Exercised during the period | $ / shares
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options, At the Ending | shares	206,598
Exercise price, At the Ending | $ / shares	$ 8
Group 3 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers [Line Items]
Number of options, At the Beginning | shares	833,333
Exercise price, At the Beginning | $ / shares	$ 4.25
Number of options, Granted during the period | shares
Exercise price, Granted during the period | $ / shares
Number of options, Forfeited during the period | shares
Exercise price, Forfeited during the period | $ / shares
Number of options, Exercised during the period | shares
Exercise price, Exercised during the period | $ / shares
Number of options, Expired during the period | shares
Exercise price, Expired during the period | $ / shares
Number of options, At the Ending | shares	833,333
Exercise price, At the Ending | $ / shares	$ 4.25